Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
The basic and diluted income per common stock is calculated as follows:

The basic and diluted (loss) income per common stock is calculated as follows:

	For the Three Months Ended
	March 31,
	2023	2022
Common stock subject to possible redemption
Numerator:
Net (loss) income allocable to Class A common stock subject to possible redemption	$(429,046)	$3,530,981
Denominator:
Weighted Average Redeemable Class A common stock, basic and diluted	1,848,503	10,326,000
Basic and Diluted net (loss) income per share, redeemable Class A common stock	$(0.23)	$0.34

Non-redeemable common stock
Numerator:
Net (loss) income allocable to non-redeemable common stock	$(623,146)	$918,055
Denominator:
Weighted Average non-redeemable common stock, basic and diluted	2,684,760	2,684,760
Basic and diluted net (loss) income per share, common stock	$(0.23)	$0.34

The basic and diluted income per common stock is calculated as follows:

		For the period
	For the Year	from February 3, 2021
	Ended	(inception) Through
	December 31, 2022	December 31, 2021
Common stock subject to possible redemption
Numerator:
Net income allocable to Class A common stock subject to possible redemption	$1,534,917	$2,287,263
Denominator:
Weighted Average Redeemable Class A common stock, basic and diluted	9,582,767	10,326,000
Basic and Diluted net income per share, redeemable Class A common stock	$0.16	$0.22

Non-redeemable common stock
Numerator:
Net income allocable to non-redeemable common stock	$430,031	$578,954
Denominator:
Weighted Average non-redeemable common stock, basic and diluted	2,684,760	2,613,724
Basic and diluted net income per share, common stock	$0.16	$0.22

Schedule of class A common stock reconciliation

	March 31, 2023		December 31, 2022
	Shares	Amount	Shares	Amount
As of beginning of the period	1,848,503	$19,419,552	10,326,000	$104,292,600
Less:
Extension redemptions on November 29, 2022	—	—	(8,477,497)	(87,541,322)
Plus:
Remeasurement of carrying value to redemption value attributable to:
Extension deposits to Trust Account	—	375,000	—	1,798,900
Trust earnings	—	157,405	—	869,374
Contingently redeemable Class A common stock subject to possible redemption	1,848,503	$19,951,957	1,848,503	$19,419,552

	December 31, 2022		December 31, 2021
	Shares	Amount	Shares	Amount
As of beginning of the period	10,326,000	$104,292,600	—	$—
Gross Proceeds	—	—	10,326,000	103,260,000
Less:
Proceeds allocated to public warrants	—	—	—	(9,190,140)
Issuance costs related to Class A common stock subject to possible redemption	—	—	—	(6,791,909)
Extension redemptions on November 29, 2022	(8,477,497)	(87,541,322)	—	—
Plus:
Accretion of carrying value to redemption value	—	2,668,274	—	17,014,649
Contingently redeemable Class A common stock subject to possible redemption	1,848,503	$19,419,552	10,326,000	$104,292,600